PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited)

Voya Global Diversified Payment Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 7.2%
102,778  Schwab U.S. TIPS
ETF
$ 5,415,373
2.1
125,190  Vanguard Global ex-
U.S. Real Estate ETF
5,333,094
2.0
92,130  Vanguard Real Estate
ETF
8,329,473
3.1
Total Exchange-Traded
Funds
(Cost $20,886,597)
19,077,940
7.2
MUTUAL FUNDS : 91.2%
Affiliated Investment Companies : 81.3%
659,821  Voya Floating Rate
Fund - Class I
5,403,933
2.0
2,571,932  Voya Global Bond
Fund - Class R6
18,749,387
7.0
2,330,589  Voya High Yield Bond
Fund - Class R6
16,127,676
6.1
3,650,715  Voya Intermediate
Bond Fund - Class R6
32,126,290
12.1
299,579  Voya Large Cap
Growth Fund - Class
R6
16,665,591
6.3
1,804,995  Voya Large Cap Value
Fund - Class R6
25,269,926
9.5
258,343
(1)
Voya MidCap
Opportunities Fund
- Class R6
6,523,149
2.5
523,915  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
5,385,846
2.0
5,246,368  Voya Multi-Manager
International Equity
Fund - Class I
56,293,527
21.2
658,694  Voya Multi-Manager
Mid Cap Value Fund
- Class I
6,922,873
2.6
1,310,827  Voya Short Duration
High Income Fund
- Class R6
13,304,898
5.0
581,302  Voya Short Term Bond
Fund - Class R6
5,429,361
2.0
497,365  Voya Small Company
Fund - Class R6
8,087,154
3.0
216,289,611
81.3
Unaffiliated Investment Companies : 9.9%
434,247  TIAA-CREF S&P 500
Index Fund - Class R6
26,367,460
9.9
Total Mutual Funds
(Cost $250,912,430)
242,657,071
91.2
PURCHASED OPTIONS
(2)
: 0.0%
Total Purchased
Options
(Cost $14,416)
14,416
0.0
Total Long-Term
Investments
(Cost $271,813,443)
261,749,427
98.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.3%
Mutual Funds : 0.3%
709,232
(3)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.210%
$ 709,232
0.3
Total Short-Term
Investments
(Cost $709,232)
709,232
0.3
Total Investments in
Securities
(Cost $272,522,675) $ 262,458,659 98.7
Assets in Excess of
Other Liabilities 3,517,171 1.3
Net Assets $ 265,975,830 100.0
(1)
Non-income producing security.
(2)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(3)
Rate shown is the 7-day yield as of July 31, 2024.

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Diversified Payment Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 19,077,940 $ — $ — $ 19,077,940
Mutual Funds 242,657,071 — — 242,657,071
Purchased Options — 14,416 — 14,416
Short-Term Investments 709,232 — — 709,232
Total Investments, at fair value $ 262,444,243 $ 14,416 $ — $ 262,458,659
Other Financial Instruments+
Forward Foreign Currency Contracts — 1,446,721 — 1,446,721
Futures 342,943 — — 342,943
OTC Total Return Swaps — 969,033 — 969,033
Total Assets $ 262,787,186 $ 2,430,170 $ — $ 265,217,356
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (141,343) $ — $ (141,343)
Futures (129,644) — — (129,644)
OTC Total Return Swaps — (256,425) — (256,425)
Written Options — (204,203) — (204,203)
Total Liabilities $ (129,644) $ (601,971) $ — $ (731,615)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended July 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 10/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
7/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Floating Rate Fund - Class I
$ 7,990,521 $ 851,526 $ (4,015,075) $ 576,961 $ 5,403,933 $ 477,732 $ (611,237) $ —
Voya Global Bond Fund - Class R6
13,112,025 6,296,736 (1,722,982) 1,063,608 18,749,387 546,510 (71,042) —
Voya High Yield Bond Fund - Class
R6
26,333,113 1,529,826 (13,082,936) 1,347,673 16,127,676 899,537 102,765 —
Voya Intermediate Bond Fund -
Class R6
36,670,016 2,031,016 (10,620,932) 4,046,190 32,126,290 1,218,358 (1,172,918) —
Voya Large Cap Growth Fund -
Class R6
17,067,350 386,272 (4,660,532) 3,872,501 16,665,591 29,708 1,773,901 —
Voya Large Cap Value Fund -
Class R6
11,844,599 14,269,425 (2,674,982) 1,830,884 25,269,926 130,366 13,456 996,108
Voya MidCap Opportunities Fund -
Class R6
6,594,491 51,442 (1,341,204) 1,218,420 6,523,149 — 44,648 51,442
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
10,346,999 227,427 (6,920,470) 1,731,890 5,385,846 227,428 (265,765) —
Voya Multi-Manager International
Equity Fund - Class I
23,143,846 32,406,404 (4,379,958) 5,123,235 56,293,527 456,903 245,569 —
Voya Multi-Manager International
Factors Fund - Class I
26,222,066 1,094,114 (34,205,456) 6,889,276 — 1,094,114 (2,747,300) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
6,579,957 71,422 (1,190,800) 1,462,294 6,922,873 71,423 134,091 —

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Diversified Payment Fund
Issuer
Beginning
Fair Value
at 10/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
7/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Short Duration High Income
Fund - Class R6
$ — $ 14,501,119 $ (1,359,877) $ 163,656 $ 13,304,898 $ 724,547 $ 11,502 $ —
Voya Short Term Bond Fund -
Class R6
5,341,609 371,175 (397,188) 113,765 5,429,361 195,961 (3,839) —
Voya Small Company Fund - Class
R6
7,429,784 236,176 (1,618,358) 2,039,552 8,087,154 38,252 143,252 —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
13,137,627 471,053 (17,435,303) 3,826,623 — 265,394 (1,521,112) 170,117
$ 211,814,003 $ 74,795,133 $ (105,626,053) $ 35,306,528 $ 216,289,611 $ 6,376,233 $ (3,924,029) $ 1,217,667
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At July 31, 2024, the following forward foreign currency contracts were outstanding for Voya Global Diversified Payment Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
JPY 2,489,800,000 USD 15,489,427 Bank of America N.A. 08/05/24 $ 1,138,754
USD 6,956,580 GBP 5,500,000 Bank of America N.A. 08/05/24 (114,146)
USD 6,858,560 NZD 11,300,000 HSBC Bank USA N.A. 08/05/24 133,326
SGD 9,100,000 USD 6,711,677 HSBC Bank USA N.A. 08/05/24 97,231
SEK 33,000,000 USD 3,109,161 Morgan Stanley Capital Services LLC 08/05/24 (27,197)
USD 3,128,661 AUD 4,700,000 Standard Chartered Bank 08/06/24 54,752
USD 4,513,849 CAD 6,200,000 Standard Chartered Bank 08/06/24 22,658
$ 1,305,378
At July 31, 2024, the following futures contracts were outstanding for Voya Global Diversified Payment Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
S&P 500 E-Mini 79 09/20/24 $ 21,954,100 $ 61,134
Tokyo Price Index (TOPIX) 49 09/12/24 9,148,760 103,707
$ 31,102,860 $ 164,841
Short Contracts:
EURO STOXX 50 Index (250) 09/20/24 (13,252,165) 167,014
MSCI Emerging Markets Index (170) 09/20/24 (9,320,250) 11,088
U.S. Treasury 5-Year Note (74) 09/30/24 (7,983,906) (129,644)
$ (30,556,321) $ 48,458
At July 31, 2024, the following OTC total return swaps were outstanding for Voya Global Diversified Payment Fund:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Pay
iShares S&P 500
Growth ETF Quarterly
Secured
Overnight
Financing
Rate + 0.70% Quarterly
Goldman Sachs
International 08/01/24 USD 13,096,746 $ 335,072 $ — $ 335,072
Receive
iShares S&P 500
Value ETF Quarterly
(Secured
Overnight
Financing
Rate +
0.35%) Quarterly
JPMorgan
Chase Bank
N.A. 08/01/24 USD 13,095,027 633,961 — 633,961
Receive
JPMorgan
JPUSVCO1
Index
(2)
Quarterly (0.06)% Quarterly
JPMorgan
Chase Bank
N.A. 08/30/24 USD 8,306,462 (43,943) — (43,943)
Receive
JPMorgan
JPUSVCO2
Index
(3)
Quarterly (0.06)% Quarterly
JPMorgan
Chase Bank
N.A. 08/30/24 USD 14,030,691 (180,047) — (180,047)

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Diversified Payment Fund
Reference Entity
Notional
Amount*
% of Index
Long Futures Contracts
S&P 500
®
E-Mini, expires 09/20/24
$ 1,094,097
13 .17%
Written Call Options
S&P 500
®
Index, Strike Price $5,705, expires 08/16/24
(12,117)
(0 .15)%
Cash
7,224,482
86 .98%
Total Notional Amount
$ 8,306,462
100%
Reference Entity
Notional
Amount*
% of Index
Long Futures Contracts
S&P 500
®
E-Mini, expires 09/20/24
$ 4,146,722
29 .55%
Written Call Options
S&P 500
®
Index, Strike Price $5,605, expires 08/30/24
(114,911)
(0 .82)%
Cash
9,998,880
71 .27%
Total Notional Amount
$ 14,030,691
100%
Reference Entity
Notional
Amount*
% of Index
Long Futures Contracts
S&P 500
®
E-Mini, expires 09/20/24
$ 1,623,017
19 .47%
Written Call Options
S&P 500
®
Index, Strike Price $5,665, expires 08/16/24
(22,601)
(0 .27)%
Cash
6,737,577
80 .80%
Total Notional Amount
$ 8,337,993
100%
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Morgan Stanley
SPX 1-month
Volatility Premium
Intraday Hedge
Index
(4)
Quarterly 0.00% Quarterly
Morgan Stanley
Capital Services
LLC 08/30/24 USD 8,337,993 $ (24,621) $ — $ (24,621)
Receive
Morgan Stanley
SPX 2-month
Volatility Premium
Intraday Hedge
Index
(5)
Quarterly 0.00% Quarterly
Morgan Stanley
Capital Services
LLC 08/30/24 USD 6,084,346 (7,814) — (7,814)
$ 712,608 $ — $ 712,608
(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
(2)
The following table represents the individual positions within the total return swap as of July 31, 2024:
(3)
The following table represents the individual positions within the total return swap as of July 31, 2024:
(4)
The following table represents the individual positions within the total return swap as of July 31, 2024:

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Diversified Payment Fund
Reference Entity
Notional
Amount*
% of Index
Long Futures Contracts
S&P 500
®
E-Mini, expires 09/20/24
$ 1,245,479
20 .47%
Written Call Options
S&P 500
®
Index, Strike Price $5,610, expires 08/16/24
(3,433)
(0 .06)%
S&P 500
®
Index, Strike Price $5,630, expires 08/16/24
(2,678)
(0 .04)%
S&P 500
®
Index, Strike Price $5,630, expires 09/20/24
(2,778)
(0 .05)%
S&P 500
®
Index, Strike Price $5,750, expires 08/16/24
(162)
— %
S&P 500
®
Index, Strike Price $5,740, expires 09/20/24
(1,262)
(0 .02)%
S&P 500
®
Index, Strike Price $5,710, expires 08/16/24
(271)
— %
S&P 500
®
Index, Strike Price $5,635, expires 08/16/24
(836)
(0 .01)%
S&P 500
®
Index, Strike Price $5,665, expires 08/16/24
(1,100)
(0 .02)%
S&P 500
®
Index, Strike Price $5,645, expires 09/20/24
(2,515)
(0 .04)%
S&P 500
®
Index, Strike Price $5,600, expires 09/20/24
(3,343)
(0 .06)%
S&P 500
®
Index, Strike Price $5,700, expires 08/16/24
(642)
(0 .01)%
S&P 500
®
Index, Strike Price $5,650, expires 09/20/24
(2,435)
(0 .04)%
S&P 500
®
Index, Strike Price $5,750, expires 09/20/24
(1,163)
(0 .02)%
S&P 500
®
Index, Strike Price $5,625, expires 09/20/24
(2,861)
(0 .05)%
S&P 500
®
Index, Strike Price $5,690, expires 08/16/24
(376)
(0 .01)%
S&P 500
®
Index, Strike Price $5,640, expires 08/16/24
(781)
(0 .01)%
S&P 500
®
Index, Strike Price $5,755, expires 08/16/24
(126)
— %
S&P 500
®
Index, Strike Price $5,785, expires 08/16/24
(74)
— %
S&P 500
®
Index, Strike Price $5,705, expires 08/16/24
(297)
— %
S&P 500
®
Index, Strike Price $5,735, expires 08/16/24
(182)
— %
(27,315)
(0 .44)%
Cash
4,866,182
79 .97%
Total Notional Amount
$ 6,084,346
100%
(5)
The following table represents the individual positions within the total return swap as of July 31, 2024:
*
Notional amount represents the fair value of each underlying component (including the financing rate, if any) allocated to each underlying component on a pro-rata basis.
At July 31, 2024, the following OTC purchased equity options were outstanding for Voya Global Diversified Payment Fund:
Description Counterparty Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount Cost Fair Value
S&P 500
®
Index
Bank of America N.A. Call 08/30/24 USD 5,715.580 706 USD 3,898,744 $ 14,416 $ 14,416
$ 14,416 $ 14,416
At July 31, 2024, the following OTC written equity options were outstanding for Voya Global Diversified Payment Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
S&P 500
®
Index
Bank of America N.A. Call 08/30/24 USD 5,536.110 706 USD 3,898,744 $ 63,540 $ (63,540)
S&P 500
®
Index
Bank of America N.A. Call 08/30/24 USD 5,591.330 1,431 USD 7,902,411 86,927 (86,927)
S&P 500
®
Index
Bank of America N.A. Call 08/30/24 USD 5,646.550 1,431 USD 7,902,411 53,736 (53,736)
$ 204,203 $ (204,203)
Currency Abbreviations:
AUD
—
Australian Dollar
CAD
—
Canadian Dollar
GBP
—
British Pound
JPY
—
Japanese Yen
NZD
—
New Zealand Dollar
Currency Abbreviations:
SEK
—
Swedish Krona
SGD
—
Singapore Dollar
USD
—
United States Dollar

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Global Diversified Payment Fund
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 11,902,146
Gross Unrealized Depreciation (21,966,162)
Net Unrealized Depreciation $ (10,064,016)